SEGMENTS AND GEOGRAPHIC INFORMATION (Revenue and Long Lived Assets by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Geographical Information [Line Items]
Revenues	$ 54,707	$ 63,457	$ 61,998
Long-lived Assets	1,485	1,028	619
Israel [Member]
Schedule of Geographical Information [Line Items]
Revenues	4,093	5,643	6,910
Long-lived Assets	1,485	1,026	617
China and Hong Kong [Member]
Schedule of Geographical Information [Line Items]
Revenues	17,297	25,136	32,896
Long-lived Assets
Far East (excluding China and Hong Kong) [Member]
Schedule of Geographical Information [Line Items]
Revenues	2,327	2,933	1,567
Long-lived Assets
Canada [Member]
Schedule of Geographical Information [Line Items]
Revenues	119	1,375	638
Long-lived Assets
Unites States [Member]
Schedule of Geographical Information [Line Items]
Revenues	7,325	10,440	6,584
Long-lived Assets		2	2
Europe [Member]
Schedule of Geographical Information [Line Items]
Revenues	23,378	17,635	13,310
Long-lived Assets
Others [Member]
Schedule of Geographical Information [Line Items]
Revenues	168	295	93
Long-lived Assets